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                       SUPPLEMENT DATED SEPTEMBER 11, 2000
                       TO PROSPECTUS DATED MAY 1, 2000 FOR
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         INDIVIDUAL FLEXIBLE PREMIUM, VARIABLE DEFERRED ANNUITY
                                    CONTRACT

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                            FARMERS VARIABLE ANNUITY
                                    Issued By
                    FARMERS NEW WORLD LIFE INSURANCE COMPANY

This supplement updates information included on page 44 of the prospectus by adding the following to the second paragraph on that page under "Distribution of the Contracts":

Effective September 11, 2000, Farmers Financial Solutions, LLC ("FFS") began acting as the principal underwriter for the Contracts, replacing Investors Brokerage Services, Inc. FFS is affiliated with Farmers through Farmers' parent which provides management-related services to the parent companies of FFS. The headquarters of FFS are located at 2423 Galena Ave., Simi Valley, California 93065. FFS is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the NASD.